Tax matters - Schedule of reconciliation of income tax expense (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Applicable tax rate in Spain		30.00%	30.00%	30.00%
Consolidated profit (loss) before tax
From continuing operations		€ 16,459	€ 15,250	€ 14,547
From discontinued operations		0	0	0
Operating profit/(loss) before tax	€ 5,109	16,459	15,250	14,547
Income tax at tax rate applicable in Spain (30%)		4,938	4,575	4,364
By the effect of application of the various tax rates applicable in each country		(100)	61	210
Effect of profit or loss of associates and joint ventures		(184)	(210)	(130)
USA electric vehicle leasing incentives		(259)	0	0
Effect of reassessment of deferred taxes		0	0	9
Permanent differences and other		(119)	60	441
Current income tax	€ 267	€ 4,276	€ 4,486	€ 4,894
Effective tax rate		25.98%	29.42%	33.64%
Continuing operations		€ 4,276	€ 4,486	€ 4,894
Current taxes		5,568	4,272	3,799
Deferred taxes		(1,292)	214	1,095
Income tax (receipts)/payments		5,214	5,498	4,012
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		198	472	634
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(51)	(161)	(158)
United States
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(28)	(99)	(179)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(28)	(30)	(34)
Poland
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		€ (164)	€ (101)	€ 0